Collaborations and Licensing Arrangements - Narrative (Details)	1 Months Ended
	Oct. 31, 2020	Jun. 30, 2020	Jan. 31, 2019
Neurocrine Biosciences, Inc.
Disclosure of detailed information about intangible assets [line items]
Percentage profit share		50.00%
Rani Therapeutics LLC
Disclosure of detailed information about intangible assets [line items]
Ownership percentage			0.84%
Arrowhead Pharmaceuticals Inc.
Disclosure of detailed information about intangible assets [line items]
Percentage profit share	50.00%